BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2024
Oniva Silver And GoldMines SADeCV [Member]
Statement [Line Items]
Ownership Interest	100.00%
Nature of Operations	Mexican administration
Jurisdiction	Mexico
Nueva Vizcaya Mining, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Nature of Operations	Mexican administration
Jurisdiction	Mexico
Promotora Avino, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	79.09%
Nature of Operations	Holding company
Jurisdiction	Mexico
La Luna Silver & Gold Mines Ltd. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Nature of Operations	Holding company
Jurisdiction	Canada
La Preciosa Silver & Gold Mines Ltd.(Member)
Statement [Line Items]
Ownership Interest	100.00%
Nature of Operations	Holding company
Jurisdiction	Canada
Proyectos Mineros La Preciosa S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Nature of Operations	Mining and exploration
Jurisdiction	Mexico
Cervantes LLP (Member)
Statement [Line Items]
Ownership Interest	100.00%
Nature of Operations	Holding company
Jurisdiction	U.S.
Compania Minera Mexicana de Avino, S.A. de C.V. (Member)
Statement [Line Items]
Nature of Operations	Mining and exploration
Ownership Interest Indirect	1.22%
Ownership Interest Direct	98.45%
Ownership Interest Effective	99.67%
Jurisdiction	Mexico